Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 807,330,000.00
Total Fee Amount	111,492.27
Total Offset Amount	0.00
Net Fee	$ 111,492.27
Offering Table N/A
Offset Table N/A	N/A